Subsequent event	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent event

Note 17 — Subsequent events

On April 29, 2022, the Company sold 100,000 ordinary shares, at a purchase price of $4.00 per share to an independent shareholder, pursuant to a private securities offering conducted under Regulation S promulgated under the Securities Act.

On May 13, 2022, the Company obtained a new facility of credit limit of RMB 1,500,000 from China Construction Bank for a term of 12 months, with floating interest rate charged at 0.5% over the 1-year PRC prime lending rate.

On June 1, 2022, the Company obtained a new facility of credit limit of RMB 2,498,439 from Bank of Beijing for a term of 12 months, with floating interest rate charged at 0.6% over the 1-year PRC prime lending rate.

On June 1, 2022, the Company obtained a new facility of credit limit of RMB 1,005,000 from Bank of Beijing for a term of 12 months, with floating interest rate charged at 0.6% over the 1-year PRC prime lending rate.

On June 15, 2022, the Company sold 20,000 ordinary shares to two shareholders of the Company and 12,500 ordinary shares to independent shareholders, at a purchase price of $4.00 and $5.00 per share, respectively, pursuant to a private securities offering conducted under Regulation S promulgated under the Securities Act.

Saved as disclosed above, in accordance with ASC Topic 855, “Subsequent Events” which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were available to issue. Based upon this review, the Company has not identified any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Note 14 - Subsequent events

In accordance with ASC Topic 855, “Subsequent Events” which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were available to issue. Based upon this review, the Company has not identified any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.